Intangible Assets	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Intangible Assets [Text Block]
5.	Intangible Assets

Intangible assets of the Company consisted of the following at July 31, 2014 and January 31, 2014:

	July 31,	January 31,	Useful life
	2014	2013	(Years)

Trade Names/Trademarks	$32,478	$24,874	Indefinite
Website	44,512	44,512	2

	76,990	69,386
Less: accumulated amortization	(40,638)	(29,509)

	$36,352	$39,877

Amortization expense for each of the six months ended July 31, 2014 was $11,129 (2013: $10,165).

8.        Intangible Assets

Intangible assets of the Company consisted of the following at January 31, 2014 and 2013:

			Useful life
	2014	2013	(Years)

Trade Names/Trademarks	$24,874	$23,212	Indefinite
Website	44,512	40,657	2

	69,386	63,869
Less: accumulated amortization	(29,509)	(8,455)

	$39,877	$55,414

Amortization expense for each of the years ended January 31, 2014 and 2013 was $21,054 and $9,723, respectively.